AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

Portfolio of Investments

March 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.6%
Health Care – 23.6%
Biotechnology – 14.2%
Akero Therapeutics, Inc.(a)	6,678	$270,325
Apogee Therapeutics, Inc.(a) (b)	7,394	276,240
ARS Pharmaceuticals, Inc.(a) (b)	22,620	284,560
Ascendis Pharma A/S (ADR)(a)	2,281	355,517
Blueprint Medicines Corp.(a)	6,555	580,183
Bridgebio Pharma, Inc.(a) (b)	14,902	515,162
CG oncology, Inc.(a)	10,740	263,023
Cullinan Therapeutics, Inc.(a)	14,940	113,096
Cytokinetics, Inc.(a) (b)	7,389	296,964
Denali Therapeutics, Inc.(a)	17,793	241,896
Dianthus Therapeutics, Inc.(a)	8,949	162,335
Halozyme Therapeutics, Inc.(a)	11,782	751,809
Insmed, Inc.(a)	13,241	1,010,156
Korro Bio, Inc.(a) (b)	6,150	107,071
Legend Biotech Corp. (ADR)(a) (b)	8,595	291,628
Merus NV(a)	6,911	290,884
Metsera, Inc.(a) (b)	6,704	182,483
MoonLake Immunotherapeutics(a)	5,596	218,636
Newamsterdam Pharma Co. NV(a) (b)	12,997	266,048
Ultragenyx Pharmaceutical, Inc.(a)	5,641	204,261
Upstream Bio, Inc.(a)	9,153	56,016
Vaxcyte, Inc.(a)	9,764	368,689
Viking Therapeutics, Inc.(a)	4,324	104,425
Viridian Therapeutics, Inc.(a)	18,050	243,314
Xenon Pharmaceuticals, Inc.(a)	7,590	254,644

		7,709,365

Health Care Equipment & Supplies – 4.9%
AtriCure, Inc.(a)	20,890	673,911
Beta Bionics, Inc.(a)	10,859	132,914
Glaukos Corp.(a)	7,471	735,296
Kestra Medical Technologies Ltd.(a)	12,212	304,323
Masimo Corp.(a) (b)	4,357	725,876
Maze Therapeutics, Inc.(a) (b)	10,479	115,374

		2,687,694

Health Care Providers & Services – 2.8%
BrightSpring Health Services, Inc.(a)	26,004	470,412
GeneDx Holdings Corp.(a)	4,118	364,711
PROCEPT BioRobotics Corp.(a)	12,269	714,792

		1,549,915

Life Sciences Tools & Services – 1.5%
Repligen Corp.(a)	5,111	650,324
Tempus AI, Inc.(a) (b)	3,769	181,816

		832,140

Company	Shares	U.S. $ Value

Pharmaceuticals – 0.2%
Rapport Therapeutics, Inc.(a) (b)	9,928	$99,578

		12,878,692

Industrials – 23.3%
Aerospace & Defense – 6.6%
AeroVironment, Inc.(a)	4,058	483,673
Curtiss-Wright Corp.	2,183	692,601
Karman Holdings, Inc.(a)	11,515	384,831
Leonardo DRS, Inc.	25,306	832,061
Loar Holdings, Inc.(a)	7,756	547,961
Standardaero, Inc.(a) (b)	24,490	652,414

		3,593,541

Building Products – 5.7%
Armstrong World Industries, Inc.	5,318	749,200
AZEK Co., Inc. (The)(a)	13,146	642,708
CSW Industrials, Inc.(b)	2,517	733,756
Knife River Corp.(a) (b)	10,473	944,769

		3,070,433

Construction & Engineering – 3.7%
Construction Partners, Inc. - Class A(a) (b)	11,649	837,213
Everus Construction Group, Inc.(a) (b)	12,696	470,895
Primoris Services Corp.	12,615	724,227

		2,032,335

Ground Transportation – 1.1%
ArcBest Corp.	8,524	601,624

Machinery – 4.0%
Esab Corp.	6,061	706,106
ITT, Inc.	5,341	689,844
SPX Technologies, Inc.(a)	6,163	793,671

		2,189,621

Marine Transportation – 1.3%
Kirby Corp.(a)	6,960	703,030

Professional Services – 0.9%
FTI Consulting, Inc.(a)	3,110	510,289

		12,700,873

Information Technology – 22.3%
Electronic Equipment, Instruments & Components – 1.9%
Fabrinet(a)	2,059	406,673
Novanta, Inc.(a)	4,902	626,819

		1,033,492

Semiconductors & Semiconductor Equipment – 5.4%
Credo Technology Group Holding Ltd.(a)	13,910	558,626
MACOM Technology Solutions Holdings, Inc.(a)	7,342	736,990
Onto Innovation, Inc.(a)	2,612	316,940

Company	Shares	U.S. $ Value

Semtech Corp.(a)	16,946	$582,942
SiTime Corp.(a)	4,281	654,436
Universal Display Corp.	427	59,558

		2,909,492

Software – 13.6%
Alkami Technology, Inc.(a)	28,681	752,876
Braze, Inc. - Class A(a)	16,705	602,717
Clearwater Analytics Holdings, Inc. - Class A(a)	36,021	965,363
Intapp, Inc.(a)	17,206	1,004,486
JFrog Ltd.(a)	20,960	670,720
Klaviyo, Inc. - Class A(a)	22,710	687,205
Monday.com Ltd.(a)	2,514	611,304
Onestream, Inc.(a)	29,101	621,015
Rubrik, Inc. - Class A(a)	10,251	625,106
ServiceTitan, Inc. - Class A(a)	3,400	323,374
Workiva, Inc.(a)	7,369	559,381

		7,423,547

Technology Hardware, Storage & Peripherals – 1.4%
ACV Auctions, Inc. - Class A(a)	55,218	778,021

		12,144,552

Consumer Discretionary – 13.4%
Automobile Components – 1.2%
Modine Manufacturing Co.(a) (b)	8,487	651,377

Broadline Retail – 1.7%
Ollie’s Bargain Outlet Holdings, Inc.(a) (b)	7,908	920,175

Hotels, Restaurants & Leisure – 5.3%
Dutch Bros, Inc. - Class A(a)	10,140	626,044
Portillo’s, Inc. - Class A(a) (b)	49,115	583,977
Rush Street Interactive, Inc.(a)	60,492	648,474
Texas Roadhouse, Inc.	3,654	608,866
Wingstop, Inc.	1,872	422,286

		2,889,647

Household Durables – 2.1%
Champion Homes, Inc.(a) (b)	9,540	904,010
SharkNinja, Inc.(a)	2,599	216,783

		1,120,793

Specialty Retail – 3.1%
Boot Barn Holdings, Inc.(a) (b)	7,296	783,809
Five Below, Inc.(a)	6,457	483,791
RH(a) (b)	1,872	438,816

		1,706,416

		7,288,408

Company	Shares	U.S. $ Value

Financials – 9.7%
Capital Markets – 5.4%
Houlihan Lokey, Inc.	4,263	$688,475
Piper Sandler Cos.	3,282	812,820
StepStone Group, Inc. - Class A	14,173	740,256
Stifel Financial Corp.	7,332	691,114

		2,932,665

Financial Services – 2.1%
NCR Atleos Corp.(a)	25,913	683,585
Shift4 Payments, Inc. - Class A(a) (b)	5,893	481,517

		1,165,102

Insurance – 2.2%
Palomar Holdings, Inc.(a)	993	136,120
RLI Corp.	8,303	666,980
TWFG, Inc.(a)	11,947	369,282

		1,172,382

		5,270,149

Consumer Staples – 3.8%
Beverages – 1.1%
Celsius Holdings, Inc.(a)	16,434	585,379

Consumer Staples Distribution & Retail – 1.0%
Chefs’ Warehouse, Inc. (The)(a) (b)	10,615	578,093

Personal Care Products – 1.7%
BellRing Brands, Inc.(a)	12,257	912,656

		2,076,128

Materials – 1.8%
Chemicals – 1.2%
Element Solutions, Inc.	28,608	646,827

Construction Materials – 0.6%
Titan America SA(a)	24,816	335,512

		982,339

Energy – 0.7%
Energy Equipment & Services – 0.6%
Flowco Holdings, Inc. - Class A(a)	7,749	198,762
TechnipFMC PLC	4,301	136,299

		335,061

Oil, Gas & Consumable Fuels – 0.1%
Permian Resources Corp.	2,639	36,550

		371,611

Total Common Stocks (cost $52,606,827)		53,712,752

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.20%(c) (d) (e) (cost $818,850)	818,850	$818,850

Total Investments Before Security Lending Collateral for Securities Loaned – 100.1% (cost $53,425,677)		54,531,602

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.20%(c) (d) (e) (cost $734,613)	734,613	734,613

Total Investments – 101.5% (cost $54,160,290)(f)		55,266,215
Other assets less liabilities – (1.5)%		(799,423)

Net Assets – 100.0%		$54,466,792

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of March 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,896,581 and gross unrealized depreciation of investments was $(6,790,656), resulting in net unrealized appreciation of $1,105,925.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

March 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$53,712,752	$—	$—	$53,712,752
Short-Term Investments	818,850	—	—	818,850
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	734,613	—	—	734,613

Total Investments in Securities	55,266,215	—	—	55,266,215
Other Financial Instruments(b)	—	—	—	—

Total	$55,266,215	$—	$—	$55,266,215

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2025 is as follows:

Portfolio	Market Value 12/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$683	$8,406	$8,270	$819	$11
AB Government Money Market Portfolio*	1,211	8,317	8,793	735	13
Total	$1,894	$16,723	$17,063	$1,554	$24

*	Investments of cash collateral for securities lending transactions.